Goodwill and Intangible Assets Disclosure (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization Of Other Intangible Assets	$ 2,732	$ 1,449	$ 187